Label	Element	Value
SFT Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: SFT Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	SFT Government Money Market Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	SFT Government Money Market Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The table does not reflect charges assessed in connection with the variable life policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund’s total annual fund operating expenses do not correlate to the ratios of the expenses to average net assets shown in the Financial Highlights table because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	SFT Government Money Market Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to maintain a one dollar ($1.00) net asset value per share, although there is no assurance it will be successful in doing so.
U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the issuer or instrumentality. The Fund invests only in U.S. dollar-denominated securities that mature in 397 calendar days or less from the date of purchase (with certain exceptions permitted by applicable regulations). The dollar-weighted average portfolio maturity of the Fund may not exceed 60 days and the dollar-weighted average life to maturity of the Fund may not exceed 120 days.
The Fund’s investments are subject to the applicable rules of the SEC governing the type, quality, maturity and diversification of securities held by government money market funds.
The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). In addition, under normal circumstances, the Fund invests at least 80% of its net assets in government securities and/or repurchase agreements that are collateralized by government securities. For this purpose, a “government security” is a security issued or guaranteed as to principal and interest by:
▲ the U.S. government; or
▲ a person controlled or supervised by, and acting as an instrumentality of, the U.S. government pursuant to authority granted by the U.S. Congress.
The Fund may also invest a portion of its assets in shares of other government money market funds. The Fund may at times invest significantly in certain sectors.

Risk [Heading]	rr_RiskHeading	SFT Government Money Market Fund: Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	SFT Government Money Market Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future It is expected that the Fund’s future total returns will be lower than historical returns due to the Fund’s conversion to a government money market fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
4Q '23 | 1.20%
Worst Quarter
1Q '15 thru 2Q '17, and 2Q '20 thru	1Q '22 | 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2024)
SFT Government Money Market Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may result in the loss of money
SFT Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
SFT Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect the sponsor will provide financial support to the Fund at any time, including during the periods of market stress.
SFT Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SFT Government Money Market Fund | Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Government Securities Risk – the risk a fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk, and credit risk. Securities such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk and interest rate risk than interest-paying securities of similar maturities.

SFT Government Money Market Fund | Investment Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Investment Company Risk – the risk that, to the extent the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operating expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses.

SFT Government Money Market Fund | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	▲ Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.
SFT Government Money Market Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. The negative impact on a debt security or fixed income obligation from resulting rate increases could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from the Fund and other fixed income funds may worsen the impact. Other types of securities also may be adversely affected from an increase in interest rates. In addition, interest rates may decline further resulting in lower yields which make the Fund less attractive to investors who are seeking higher rates of returns. Also a lower yield may not be sufficient to cover the expenses of the Fund.

SFT Government Money Market Fund | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	▲ Inflation Risk – the risk that inflation will erode the purchasing power of the value of securities held by the Fund or the value of the Fund’s dividends.
SFT Government Money Market Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Active Management Risk – the risk that the Fund’s investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

SFT Government Money Market Fund | Repurchase Agreement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Repurchase Agreement Risk – the risk that if the seller of a repurchase agreement defaults on its obligation to repurchase securities from the Fund, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

SFT Government Money Market Fund | Stable Price Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
▲ Stable Price Risk – the risk that the SFT Government Money Market Fund will not be able to maintain a stable share price of $1.00. There may be situations where the Fund’s share price could fall below $1.00, which would reduce the value of an investor’s account.

SFT Government Money Market Fund | SFT Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	$ 847
2015	rr_AnnualReturn2015	none
2016	rr_AnnualReturn2016	none
2017	rr_AnnualReturn2017	0.13%
2018	rr_AnnualReturn2018	1.18%
2019	rr_AnnualReturn2019	1.50%
2020	rr_AnnualReturn2020	0.21%
2021	rr_AnnualReturn2021	none
2022	rr_AnnualReturn2022	1.12%
2023	rr_AnnualReturn2023	4.47%
2024	rr_AnnualReturn2024	4.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	1.31%

[1]	The Fund’s total annual fund operating expenses do not correlate to the ratios of the expenses to average net assets shown in the Financial Highlights table because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights.
[2]	Securian Asset Management, Inc. (Securian AM), the Fund’s investment adviser, has contractually agreed to two arrangements that may impact fund fees and expenses. First, Securian AM has agreed to waive its “management fees” or absorb “other expenses” to ensure the Fund’s total operating expenses after the waiver and/or expense absorption, excluding “acquired fund fees and expenses," will not exceed 0.70% of the average net assets of the Fund. Second, Securian AM has agreed to waive, reimburse, or pay Fund expenses so that the Fund’s daily net investment income does not fall below zero. Both agreements are effective through April 30, 2026, and renew annually for a full year unless terminated by Securian AM upon at least 30 days' notice prior to the end of the contract term. Securian AM cannot terminate either agreement prior to the end of the contractual term. Both agreements are described in greater detail in the “Detailed Fund Information” section of the Fund’s prospectus.